Note 2 - Liquidity and Basis of Presentation (Details Textual)						1 Months Ended				3 Months Ended									6 Months Ended		12 Months Ended			24 Months Ended
	Mar. 23, 2016 USD ($)	Nov. 03, 2015 USD ($)	Nov. 02, 2015 USD ($)	Nov. 30, 2014 USD ($)	Nov. 03, 2014 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2014 USD ($)	Aug. 31, 2013 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 15, 2015 a
Payment in Kind (PIK) Note [Member] | Series A Notes [Member]
Proceeds from Convertible Debt				$ 12,500,000	$ 12,500,000			$ 12,500,000
Payment in Kind (PIK) Note [Member]
Proceeds from Convertible Debt																								$ 23,000,000
Non-core [Member] | Subsequent Event [Member]
Disposal Group, Including Discontinued Operation, Consideration						$ 172,948
Proceeds from Sale of Real Estate						$ 155,187
Non-core [Member]
Number of Real Estate Properties																									4
Area of Real Estate Property | a																									1,017
Real Estate, Number Of Properties Sold																									3
Real Estate, Number Of Properties Not Sold																									1
Subsequent Event [Member]
Proceeds from Sale of Real Estate	$ 418,000
Proceeds from Sale of Real Estate, Net	$ 380,000
Premium Paid to Auction	10.00%
Exclusive Supply Agreement, Term			5 years
Net Income (Loss) Attributable to Parent										$ (3,185,359)	$ (4,674,752)	$ 1,792,956	$ (2,728,876)	$ (4,194,465)	$ (4,346,638)	$ (2,576,750)	$ (3,035,704)	$ (357,225)	$ (3,731,884)	$ (6,923,341)	$ (9,805,137)	$ (10,316,317)	$ (13,063,526)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations																			(1,528,002)	$ (4,731,175)	(8,585,557)	(8,003,851)	(8,205,101)
Working Capital							$ 563,324			$ 1,338,077	$ 563,324								$ 1,338,077		563,324
Proceeds from Convertible Debt									$ 10,500,000													$ 12,499,998	$ 10,500,000
Initial Purchase Order			$ 5,000,000
Product Delivery Period							1 year 180 days
Annual Fixed Costs		$ 6,000,000	$ 9,000,000